Label	Element	Value
SIREN NASDAQ NEXGEN ECONOMY ETF | Coinbase Global, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.80%
SIREN NASDAQ NEXGEN ECONOMY ETF | Strategy, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
SIREN NASDAQ NEXGEN ECONOMY ETF | MARA Holdings, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.60%
SIREN NASDAQ NEXGEN ECONOMY ETF | GMO Internet, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
SIREN NASDAQ NEXGEN ECONOMY ETF | Digital Garage, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
SIREN NASDAQ NEXGEN ECONOMY ETF | Riot Platforms, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.40%
SIREN NASDAQ NEXGEN ECONOMY ETF | Accenture PLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
SIREN NASDAQ NEXGEN ECONOMY ETF | International Business Machines Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
SIREN NASDAQ NEXGEN ECONOMY ETF | Fujitsu Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
SIREN NASDAQ NEXGEN ECONOMY ETF | Circle Internet Group, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.30%
SIREN NASDAQ NEXGEN ECONOMY ETF | Financials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	51.50%
SIREN NASDAQ NEXGEN ECONOMY ETF | Technology [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	33.70%
SIREN NASDAQ NEXGEN ECONOMY ETF | Communications [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.50%
SIREN NASDAQ NEXGEN ECONOMY ETF | Consumer Discretionary [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
SIREN NASDAQ NEXGEN ECONOMY ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
SIREN NASDAQ NEXGEN ECONOMY ETF | Consumer Staples [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.70%
SIREN NASDAQ NEXGEN ECONOMY ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%